UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10407

Master Portfolio Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: July 31

Date of reporting period: January 31, 2015

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Schedule of investments (unaudited)

January 31, 2015

Ultra Short Obligations Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Corporate Bonds & Notes — 3.3%
Financials — 3.3%
Banks — 2.0%
Sumitomo Mitsui Banking Corp., Senior Notes	1.350%	7/18/15	$300,000	$301,235
Consumer Finance — 1.3%
American Express Credit Corp., Senior Notes	2.750%	9/15/15	200,000	202,718
Total Investments before Short-Term Investments (Cost — $503,942)				503,953
Short-Term Investments — 96.8%
Certificates of Deposit — 35.2%
Bank of Montreal	0.180%	2/10/15	300,000	300,004
Bank of Nova Scotia	0.240%	6/5/15	300,000	300,031
Bank of Tokyo-Mitsubishi UFJ NY	0.453%	1/20/16	275,000	275,037	(a)
BNP Paribas NY Branch	0.300%	3/30/15	300,000	300,023
Canadian Imperial Bank of Commerce	0.388%	3/10/15	350,000	350,067	(a)
Citibank N.A.	0.280%	7/22/15	200,000	199,971
Credit Agricole Corp.	0.390%	8/3/15	250,000	250,013
Mizuho Bank Ltd.	0.250%	4/21/15	300,000	300,000
Natixis NY	0.380%	7/31/15	250,000	250,038
Nordea Bank Finland NY	0.220%	4/20/15	300,000	300,033
Norinchukin Bank NY	0.310%	7/16/15	300,000	299,944
Rabobank Nederland NY	0.280%	7/7/15	300,000	300,000
Royal Bank of Canada NY	0.247%	7/23/15	300,000	300,004	(a)
Standard Chartered Bank NY	0.340%	7/7/15	300,000	300,000
Sumitomo Mitsui Trust & Banking Co., Ltd.	0.320%	7/20/15	300,000	299,986
Swedbank AB	0.240%	3/20/15	350,000	350,023
Toronto Dominion Bank NY	0.140%	2/20/15	300,000	300,000
Wells Fargo Bank N.A.	0.220%	2/17/15	300,000	300,011
Total Certificates of Deposit				5,275,185
Commercial Paper — 50.4%
ANZ National International Ltd.	0.280%	7/7/15	250,000	249,771	(b)(c)
Bank Nederlandse Gemeenten NV	0.130%	2/13/15	350,000	349,985	(b)(c)
Bank of Tokyo-Mitsubishi UFJ NY	0.150%	2/18/15	100,000	99,993	(b)
BP Capital Markets PLC	0.588%	10/20/15	300,000	299,077	(b)(c)
Caisse des Depots et Consignations	0.150%	2/13/15	350,000	349,982	(b)(d)
Commonwealth Bank of Australia	0.190%	4/9/15	300,000	299,913	(b)(c)
Credit Suisse NY	0.270%	5/7/15	250,000	249,832	(b)
DBS Bank Ltd.	0.250%	6/16/15	300,000	299,729	(b)(c)
DnB NOR Bank ASA	0.200%	5/18/15	300,000	299,813	(b)(c)
General Electric Co.	0.060%	2/2/15	575,000	574,999	(b)

See Notes to Financial Statements.

Ultra Short Obligations Portfolio 2015 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

January 31, 2015

Ultra Short Obligations Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Commercial Paper — continued
HSBC Bank PLC	0.314%	1/12/16	$250,000	$250,033	(a)(c)
JPMorgan Securities LLC	0.300%	5/14/15	250,000	249,852	(b)
Kimberly-Clark Corp.	0.110%	2/3/15	300,000	299,998	(b)(c)
Lloyds Bank PLC	0.060%	2/2/15	575,000	574,999	(b)
National Australia Funding	0.236%	3/11/15	300,000	299,998	(a)(c)
NRW Bank	0.140%	2/27/15	250,000	249,975	(b)(c)
Oversea-Chinese Banking Corp. Ltd.	0.220%	5/4/15	300,000	299,825	(b)
PNC Bank N.A.	0.411%	10/14/15	250,000	249,299	(b)
Province of Ontario	0.110%	2/6/15	300,000	299,995	(b)
Reckitt Benckiser Treasury	0.170%	3/6/15	250,000	249,961	(b)(c)
Skandinaviska Enskilda Banken AB	0.220%	5/26/15	250,000	249,827	(b)(c)
Societe Generale N.A	0.401%	7/31/15	300,000	299,512	(b)(c)
Svenska Handelsbanken AB	0.255%	7/15/15	300,000	299,625	(b)(c)
United Overseas Bank Ltd.	0.210%	4/21/15	300,000	299,883	(b)(c)
Westpac Banking Corp.	0.220%	5/27/15	300,000	299,779	(b)(c)
Total Commercial Paper				7,545,655
Time Deposits — 11.2%
Barclays Bank PLC NY	0.120%	2/2/15	575,000	575,000
Credit Agricole Indosuez	0.070%	2/2/15	300,000	300,000
Fortis Bank Grand Cayman	0.060%	2/2/15	246,000	246,000
Natixis	0.090%	2/2/15	275,000	275,000
Standard Chartered Bank NY	0.060%	2/2/15	275,000	275,000
Total Time Deposits				1,671,000
Total Short-Term Investments (Cost — $14,491,102)				14,491,840
Total Investments — 100.1% (Cost — $14,995,044#)				14,995,793
Liabilities in Excess of Other Assets — (0.1)%				(17,862)
Total Net Assets — 100.0%				$14,977,931

(a)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(b)	Rate shown represents yield-to-maturity.

(c)

Commercial paper exempt from registration under Section 4(2) of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

16	Ultra Short Obligations Portfolio 2015 Semi-Annual Report

Statement of assets and liabilities (unaudited)

January 31, 2015

Assets:
Investments, at value (Cost — $14,995,044)	$14,995,793
Cash	704
Interest receivable	6,333
Deferred offering costs	23,049
Total Assets	15,025,879

Liabilities:
Payable for offering and organization costs	42,817
Trustees’ fees payable	20
Accrued expenses	5,111
Total Liabilities	47,948
Total Net Assets	$14,977,931

Represented by:
Paid-in-capital	$14,977,931

See Notes to Financial Statements.

Ultra Short Obligations Portfolio 2015 Semi-Annual Report	17

Statement of operations (unaudited)

For the Period Ended January 31, 2015†

Investment Income:
Interest	$2,024
Less: Foreign taxes withheld	(4)
Total Investment Income	2,020

Expenses:
Organization expenses (Note 1)	18,000
Audit and tax fees	2,009
Offering costs (Note 1)	1,767
Legal fees	1,319
Fund accounting fees	1,114
Custody fees	229
Trustees’ fees	20
Miscellaneous expenses	440
Total Expenses	24,898
Less: Fee waivers and/or expense reimbursements (Note 2)	(23,882)
Net Expenses	1,016
Net Investment Income	1,004

Realized and Unrealized Gain on Investments (Notes 1 and 3):
Net Realized Gain From Investment Transactions	60
Change in Net Unrealized Appreciation (Depreciation) From Investments	749
Net Gain on Investments	809
Increase in Net Assets from Operations	$1,813

†	For the period January 5, 2015 (inception date) to January 31, 2015.

See Notes to Financial Statements.

18	Ultra Short Obligations Portfolio 2015 Semi-Annual Report

Statement of changes in net assets (unaudited)

For the Period Ended January 31,	2015†

Operations:
Net investment income	$1,004
Net realized gain	60
Change in net unrealized appreciation (depreciation)	749
Increase in Net Assets from Operations	1,813

Capital Transactions:
Proceeds from contributions	14,976,118
Increase in Net Assets	14,977,931

Net Assets:
Beginning of period	—
End of period	$14,977,931

†	For the period January 5, 2015 (inception date) to January 31, 2015.

See Notes to Financial Statements.

Ultra Short Obligations Portfolio 2015 Semi-Annual Report	19

Financial highlights

For the years ended July 31, unless otherwise noted:
2015[1]

Net assets, end of period (millions)	$15
Total return[2]	0.01%

Ratios to average net assets:
Gross expenses[3]	2.33%
Net expenses[3,4,5]	0.10
Net investment income[3]	0.09

Portfolio turnover rate	0%

[1]	For the period January 5, 2015 (inception date) to January 31, 2015.

[2]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[3]	Annualized.

[4]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[5]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

20	Ultra Short Obligations Portfolio 2015 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Ultra Short Obligations Portfolio (the “Portfolio”) is a separate diversified investment series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At January 31, 2015, all investors in the Portfolio were funds advised or administered by the manager of the Portfolio and/or its affiliates.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (formerly, Legg Mason North American Fund Valuation Committee) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the

Ultra Short Obligations Portfolio 2015 Semi-Annual Report	21

Notes to financial statements (unaudited) (cont’d)

Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Funds’ pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Funds, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

22	Ultra Short Obligations Portfolio 2015 Semi-Annual Report

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-term investments†:
Corporate bonds & notes	—	$503,953	—	$503,953
Total long-term investments	—	503,953	—	503,953
Short-term investments:
Certificates of deposit	—	$5,275,185	—	$5,275,185
Commercial paper	—	7,545,655	—	7,545,655
Time deposits	—	1,671,000	—	1,671,000
Total short-term investments	—	14,491,840	—	14,491,840
Total investments	—	$14,995,793	—	$14,995,793

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Portfolio may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Portfolio acquires a debt security subject to an obligation of the seller to repurchase, and of the Portfolio to resell, the security at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian, acting on the Portfolio’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Portfolio generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Portfolio seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

(c) Method of allocation. Net investment income and net realized and unrealized gains and/or losses of the Portfolio are allocated pro rata, based on respective ownership interests, among investors in the Portfolio.

(d) Foreign investment risks. The Portfolio’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolio. Foreign investments may also subject the Portfolio to foreign government exchange

Ultra Short Obligations Portfolio 2015 Semi-Annual Report	23

Notes to financial statements (unaudited) (cont’d)

restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(e) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Portfolio may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(f) Compensating balance arrangements. The Portfolio has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Portfolio’s cash on deposit with the bank.

(g) Organization costs. Organization costs associated with the establishment of the Portfolio are charged to expense as they are incurred.

(h) Offering costs. Costs incurred by the Portfolio in connection with the commencement of the Portfolio’s operations are being amortized on a straight line basis over twelve months.

(i) Income taxes. The Portfolio is classified as a partnership for federal income tax purposes. As such, each investor in the Portfolio is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Therefore, no federal income tax provision is required. It is intended that the Portfolio’s assets will be managed so an investor in the Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code.

Management has analyzed the Portfolio’s tax positions and has concluded that as of January 31, 2015, no provision for income tax is required in the Portfolio’s financial statements. The Portfolio’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Portfolio’s investment manager and Western Asset Management Company (“Western Asset”) is the Portfolio’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Portfolio does not pay an investment management fee.

Expense amounts may be voluntarily waived and/or reimbursed from time to time. During the period ended January 31, 2015, fees waived and/or expenses reimbursed amounted to $23,882.

24	Ultra Short Obligations Portfolio 2015 Semi-Annual Report

The investment manager is permitted to recapture amounts waived or reimbursed to the Portfolio during the same fiscal year if the Portfolio’s total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the investment manager recapture any amount that would result, on any particular business day of the Portfolio, in the Portfolio’s total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Legg Mason Investor Services, LLC, a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Portfolio’s sole and exclusive placement agent.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the period ended January 31, 2015, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	—
Sales	—

At January 31, 2015, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$896
Gross unrealized depreciation	(147)
Net unrealized appreciation	$749

4. Derivative instruments and hedging activities

During the period ended January 31, 2015, the Portfolio did not invest in any derivative instruments.

Ultra Short Obligations Portfolio 2015 Semi-Annual Report	25

Board approval of management and subadvisory agreements (unaudited)

At an in-person meeting of the Board of Trustees of Master Portfolio Trust (the “Trust”) held on November 10-11, 2014, the Board, including the Trustees who are not considered to be “interested persons” of the Trust (the “Independent Trustees”) under the Investment Company Act of 1940, as amended (the “1940 Act”), approved for an initial two-year period a management agreement (the “Management Agreement”) between the Trust and Legg Mason Partners Fund Advisor, LLC (the “Manager”) with respect to the Ultra Short Obligations Portfolio, a new series of the Trust (the “Fund”). The Board, including the Independent Trustees, also approved for an initial two-year period a sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and Western Asset Management Company (the “Subadviser”), an affiliate of the Manager, with respect to the Fund.

Background

The Board received information in advance of the meeting from the Manager to assist it in its consideration of the Management Agreement and the Sub-Advisory Agreement and was given the opportunity to ask questions and request additional information from management. In addition, prior to the meeting the Independent Trustees met with their independent legal counsel to discuss and consider the information provided by management and submitted questions to management, and they considered the responses provided. The Board received and considered a variety of information about the Manager and the Subadviser, as well as the proposed management and sub-advisory arrangements for the Fund and the existing management and sub-advisory arrangements for the other funds overseen by the Board, certain portions of which are discussed below. The Board noted that the Fund is a “master fund” in a “master-feeder” structure, whereby Western Asset Ultra Short Obligations Fund, the feeder fund in the Fund (the “Feeder Fund”), has the same investment objective and policies as the Fund and invests substantially all of its assets in the Fund. The discussion below covers both the proposed advisory and the proposed administrative functions to be rendered by the Manager, both of which functions are encompassed by the Management Agreement, as well as the proposed advisory functions to be rendered by the Subadviser pursuant to the Sub-Advisory Agreement.

Board approval of management agreement and sub-advisory agreement

The Independent Trustees were advised by separate independent legal counsel throughout the process. Prior to voting, the Independent Trustees received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the Management Agreement and the Sub-Advisory Agreement. The Independent Trustees also reviewed the proposed Management Agreement and the Sub-Advisory Agreement in private sessions with their independent legal counsel at which no representatives of the Manager or Subadviser were present. In approving the Management Agreement and Sub-Advisory Agreement, the Board, including the Independent Trustees, considered a variety of factors, including those factors discussed below. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the

26	Ultra Short Obligations Portfolio

Management Agreement and the Sub-Advisory Agreement, and each Trustee may have attributed different weight to the various factors.

Nature, extent and quality of the services expected to be provided under the management agreement and sub-advisory agreement

The Board received and considered information regarding the nature, extent and quality of services expected to be provided to the Fund by the Manager and the Subadviser under the Management Agreement and the Sub-Advisory Agreement, respectively. In considering the nature, extent and quality of services expected to be provided under the Management Agreement and the Sub-Advisory Agreement, the Board took into account information provided in conjunction with the most recent contract review for the funds in the Legg Mason fund complex. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of those other funds and the Manager’s role in coordinating the activities of the other service providers. The Board’s evaluation of the services expected to be provided to the Fund by the Manager and the Subadviser took into account the Board’s knowledge gained as Trustees of funds in the Legg Mason fund complex, including knowledge gained regarding the scope and quality of the investment management and other capabilities of the Manager and the Subadviser, and the quality of the Manager’s administrative and other services. The Board observed that the scope of services expected to be provided by the Manager and the Subadviser were expansive, and that they included maintaining and monitoring their own and the Fund’s compliance programs established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the Manager’s and the Subadviser’s risk management processes.

The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s and the Subadviser’s senior personnel and team of investment professionals expected to be primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of the Manager and its affiliates, the financial resources of Legg Mason, Inc., the parent organization of the Manager and the Subadviser. The Board considered the expected division of responsibilities between the Manager and the Subadviser and the oversight expected to be provided by the Manager. The Board also considered the Manager’s and the Subadviser’s proposed policies and practices regarding the selection of brokers and dealers and the execution of portfolio transactions.

The Board noted that the Fund and the Feeder Fund were newly organized and thus did not yet have any performance history. In addition, the Trustees noted that, in the future, they expected to receive and discuss with management performance information for the Feeder Fund and for a group of funds selected by Lipper, Inc., an independent provider of investment company data. The Board noted that the Feeder Fund’s performance would be the same as the performance of the Fund (except for the effect of fees at the Feeder Fund level), and therefore relevant to the Board’s future consideration of the Fund’s performance.

Ultra Short Obligations Portfolio	27

Board approval of management and subadvisory agreements (unaudited) (cont’d)

The Board concluded that, overall, the nature, extent and quality of services expected to be provided under the Management Agreement and the Sub-Advisory Agreement were sufficient for approval of those Agreements for the initial two-year period.

Management fees and expected expense ratios

The Board reviewed and considered the proposed contractual management fee arrangement between the Fund and the Manager in light of the nature, extent and quality of the management and sub-advisory services expected to be provided by the Manager and the Subadviser. The Board considered that the Feeder Fund’s assets would represent a significant portion of the Fund’s assets, and thus information about the estimated fees and expenses of the Feeder Fund were relevant to their analysis. In this regard, the Board noted that the expense information provided for the Feeder Fund reflected both management fees and total expenses payable by the Feeder Fund as well as total expenses payable by the Fund. The Board noted that the Manager had contractually agreed to a limitation on the Feeder Fund’s expenses that was expected to run through December 2016, and that the Board would have the opportunity to reconsider the term of such limitation at a future Board meeting during which expense limitations for other funds in the Legg Mason fund complex would also be considered. In addition, The Board considered that the compensation expected to be paid to the Subadviser would be paid by the Manager, not the Fund.

The Board noted that it had previously reviewed information regarding fees charged by the Manager to other U.S. clients investing primarily in an asset class similar to the asset class in which the Fund and the Feeder Fund were expected to invest, including, where applicable, separate accounts. In this regard, the Manager had reviewed with the Board the differences in the services provided to these different types of accounts, noting that the Fund would be provided with certain administrative services, office facilities, and Fund officers (including the Fund’s chief executive, chief financial and chief compliance officers), and that the Manager would coordinate and oversee the provision of services to the Fund by other Fund service providers. The Board considered the proposed contractual management fee in light of the differences required to manage these different types of accounts.

The Board also considered and discussed information about the Subadviser’s fees, including the amount of the management fee expected to be retained by the Manager after payment of the subadvisory fee. The Board noted that it had previously received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes. In addition, the Board received and considered information which showed that the Feeder Fund’s contractual management fee would be competitive with the management fees paid by certain other comparable funds. The Board also took into account the fact that the Feeder Fund’s expected expense ratio was in line with the expense ratios of other comparable funds.

Taking all of the above into consideration, as well as the factors identified below, the Board determined that the proposed contractual management fee and the subadvisory fee

28	Ultra Short Obligations Portfolio

arrangements for the Fund were reasonable in light of the nature, extent and quality of the services expected to be provided to the Fund under the Management Agreement and the Sub-Advisory Agreement.

Manager profitability

The Board considered that, since the Fund was a newly-created series of the Trust, information relating to the profitability of the Manager and its affiliates in providing services to the Fund was not yet available. The Board noted, however, that it would have opportunities to review such information in the future, including as part of its annual consideration of the advisory and sub-advisory agreements for the various funds in the Legg Mason fund complex. The Board also noted that it had previously considered profitability information with respect to the Legg Mason fund complex as a whole, which included an analysis of the profitability of the Manager and its affiliates.

Economies of scale

The Board noted that the proposed contractual management fee for the Feeder Fund includes breakpoints. The Board considered whether the breakpoint fee structure was a reasonable means of sharing any economies of scale or other efficiencies that might accrue from increases in the Feeder Fund’s asset levels.

The Board determined that the proposed management fee structure for the Fund was reasonable.

Other expected benefits to the manager and the subadviser

The Board considered other benefits that the Manager, the Subadviser and their affiliates were expected to receive as a result of their relationship with the Fund, including the opportunity to offer additional products and services to the Feeder Fund’s shareholders.

In light of the expected costs of providing investment management and other services to the Fund and the proposed commitment of the Manager and the Subadviser to the Fund, the Board considered that the ancillary benefits the Manager and its affiliates were expected to receive would be reasonable if the Management Agreement and the Sub-Advisory Agreement were approved.

*  *  *

In light of all of the foregoing, the Board determined that approval of each of the Management Agreement and Sub-Advisory Agreement would be in the best interests of the Fund’s shareholders, and approved those Agreements for an initial two-year period.

Ultra Short Obligations Portfolio	29

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Master Portfolio Trust

By:	/s/ Kenneth D. Fuller
Kenneth D. Fuller
Chief Executive Officer

Date:	March 17, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kenneth D. Fuller
Kenneth D. Fuller
Chief Executive Officer

Date:	March 17, 2015

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date:	March 17, 2015